Shareholder Report, Holdings (Details) - C000256040 [Member]	Jun. 30, 2026
Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Generac Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%